Share-based compensation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Share-based compensation expenses	¥ 4,155,933,000	¥ 3,694,955,000	¥ 3,659,989,000
Cost of revenues
Share-based compensation
Share-based compensation expenses	98,168,000	82,243,000	71,983,000
Fulfillment
Share-based compensation
Share-based compensation expenses	646,331,000	440,167,000	418,895,000
Marketing
Share-based compensation
Share-based compensation expenses	346,952,000	258,860,000	190,499,000
Research and development
Share-based compensation
Share-based compensation expenses	1,400,067,000	1,340,317,000	1,162,579,000
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 1,664,415,000	¥ 1,573,368,000	¥ 1,816,033,000